1933 Act File No.33-82998
                                                     1940 Act File No.811-8706

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON D.C. 20549

                                  FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                        Pre-Effective Amendment No. __

                        Post-Effective Amendment No. 5


                                     and


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                               Amendment No. 6


                       (Check appropriate box or boxes)


                     ANCHOR RESOURCE AND COMMODITY TRUST
              (Exact Name of Registrant as Specified in Charter)


                         579 Pleasant Street, Suite 4
                         Paxton, Massachusetts 01612
             (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, including Area Code: (508) 831-1171


            It is proposed that this filing will become effective:

                           (Check appropriate box)

      ___ immediately upon filing pursuant to paragraph (b) of Rule 485
              ___ on ________________ pursuant to paragraph (b)
          ___ 60 days after filing  pursuant to  paragraph  (a)(1) ___ 75 days after filing pursuant to paragraph  (a)(2)
           /X/ on May 1, 1999 pursuant to paragraph (a) of Rule 485

                             Peter K. Blume, Esq.
                            Thorp Reed & Armstrong
                            One Riverfront Center
                             Pittsburgh, PA 15222
                   (Name and Address of Agent for Service)



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PROSPECTUS



ANCHOR RESOURCE AND COMMODITY TRUST

The primary investment objective of the Trust is long-term growth of capital and the protection of the purchasing power of its shareholders' capital. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power.

The Trust's investments will vary depending upon whether the Investment Adviser anticipates an inflationary or deflationary economic cycle.

Under normal circumstances, when the Investment Adviser expects an inflationary cycle, the Trust will pursue its primary investment objective by investing at least 65% of its total assets in equity securities of domestic and foreign companies with substantial natural resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

When the Investment Adviser expects a deflationary cycle, the Trust will invest up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation.

The Trust is intended for investors who are willing to accept the risks of investments in natural resource companies. Such investments involve certain risks not assumed by other investment companies that do not emphasize investments in particular industries or markets.

Trust Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                          CONTENTS
                                          Risk/Return Summary
                                          Fees and Expenses of the Trust
                                          What  are  the  Trust's   Investment
                                          Strategies?
                                          What  are the  Principal  Securities
                                          in Which the Trust Invests?
                                          What  are  the  Specific   Risks  of
                                          Investing in the Trust?
                                          Management and Organization
                                          Shareholder Information
                                          Other Information
                                          Financial Information
                                          Application and Registration Form

PROSPECTUS DATED MAY 1, 1999

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RISK/RETURN SUMMARY

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?

The primary investment objective of the Trust is long-term growth of capital and the protection of the purchasing power of its shareholders' capital. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power. Protection of the purchasing power of its shareholders' capital means that the Trust seeks to protect generally shareholders' invested capital against erosion of the value of the U.S. dollar through inflation.

What are the Trust's Main Investment Strategies?

Under normal circumstances, when, by reason of a rising rate of change in the CPI, rising interest rates, and/or a decline in the value of the U.S. dollar, an inflationary cycle is expected, the Trust will pursue its primary investment objectives by investing at least 65% of its total assets in equity securities of domestic and foreign companies with substantial natural resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

Natural resource assets consist of precious metals (e.g., gold, silver, and platinum), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium, and titanium), hydrocarbons (e.g., coal, oil, and natural gas), timberland, developed and undeveloped real property and agricultural commodities.

The Investment Adviser will identify companies that, in its opinion, have substantial holdings of resource assets so that when compared to the company's capitalization, revenues, or operating profits, such assets are of enough magnitude that changes in the assets' economic value will affect the market of the company.

When, by reason of a declining rate of change in the CPI, declining interest rates, and/or an increase in the value of the U.S. dollar, a deflationary cycle is anticipated, the Trust will invest up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S. or foreign denominated securities.

If, in the opinion of the Investment Adviser, there are periods when there is a very small rate of change in the Consumer Price Index, and other leading economic indicators, such as interest rates and the value of the U.S. dollar, offer no clear evidence of inflationary or deflationary trends, then, Trust may temporarily depart from the principal investment strategies discussed above by investing up to 100% of its assets in cash or cash equivalents (in U.S. dollars and foreign currencies) and high-quality short-term securities, including money market securities (such as certificates of deposit, commercial paper and bankers' acceptances) and repurchase agreements. The Trust may also do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. Investing in temporary investments may cause the Trust to give up greater investment returns while maintaining the safety of principal, (i.e., the original amount invested by shareholders).

In addition, the Trust may invest up to 100% of its assets in securities principally traded on foreign securities markets and in securities of foreign


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
issuers that are traded in U. S. securities markets, including American Depository Receipts. The Trust may invest in securities of foreign issuers of both developed and developing countries.

What are the Main Risks of Investing in the Trust?

An investment in the Trust is subject to risks, and it is possible to lose money by investing in the Trust. Changes in the value of the Trust's portfolio may result from general changes in the market or the economy. The primary factors that may reduce the Trust's returns include:

      oThe Investment Adviser may be incorrect in anticipating the onset and termination of inflationary and deflationary economic cycles. This could cause the Trust to be disproportionately invested in resource-related equity securities during a deflationary cycle or in U.S. government securities during an inflationary cycle.

      oThe values of fixed income investments, including some of the debt instruments in which the Trust invest, generally rise and fall in response to changes in interest rates. Declining interest rates generally raise the value of investments in debt instruments, while rising interest rates generally lower the value of investments in debt instruments. Changes in the values of the Trust's investments will affect the value of the Trust's shares.

      oIf the value of resource-related equity securities and U.S. government securities decrease during the same period of time, the value of a shareholder's investment in the Trust will decrease.

      oBecause the price of resource-related equity securities fluctuate in response to stock market developments, the value of your investment in the Trust will go up and down. These fluctuations could be a sustained trend or a dramatic movement. The Trust's portfolio will reflect changes in prices of individual portfolio assets or general changes in asset valuations. Consequently, the Trust's share price may decline and you could lose money.

      oBecause the Trust may concentrate (invest 25% or more of its total assets) in the global natural resource industries, the price of the Trust's shares may be more volatile than that of investment companies that do not concentrate their investments in such a manner.

      oNatural     resource-related     companies     involve     special
      considerations, including the following:

            1) The price of resource-related equity securities fluctuates in response to market conditions for the particular natural resource with which the issuer is involved. In addition, events occurring in nature, inflationary pressures and politics can affect the overall supply and demand of a natural resource and thereby the value of the companies involved in such natural resource.

            2) Historically, many natural resource companies have been subject to significant costs associated with compliance with environmental


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

            and other safety regulations and changes in the regulatory climate. It is impossible to predict the direction, type or effect of any future regulation.

            3) Competition is intense for many natural resource companies. Many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

      As a result of the foregoing, the value of the securities issued by the companies in which the Trust invests may be subject to increased share price volatility. The value of your investment in the Trust will therefore go up and down. This means you could lose money over short or even extended periods of time.

      oSome of the debt securities of foreign corporations in which the Trust may invest will be determined by the Investment Adviser to have a quality comparable to securities receiving investment grade ratings ("BBB" by Standard & Poor's or Fitch Investors Service, Inc. or "Baa" by Moody's Investors Service, Inc.) or higher at the time of purchase. Securities rated "BBB" or "Baa," although considered to be investment grade, have speculative characteristics.

      oForeign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

For a more detailed discussion of these and other risks, see "Specific Risks of Investing in the Trust."

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


Bar Chart and Performance Table

The bar chart and performance table below indicate the risks of investing in the Trust. The chart shows the annual total returns of the Trust on a calendar year basis for each of the past ten years.


                      [GRAPHIC OMITTED]


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Anchor Strategic Assets Trust as of the calendar year-end for each of four years.

The "y" axis reflects the "% Total Return" beginning with "20%" and increasing in increments of 5% up to 10%.

The "x" axis represents calculation periods for the last ten calendar years of the Trust beginning with 1995. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Trust for each calendar year, stated directly at the top of each bar, for the calendar years 1995 through 1998, are 7.63%, 12.24%, (5.93%) and (14.99%).

The total returns displayed for the Trust do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees were included, the returns shown would be lower. Although a contingent deferred sales charge may be imposed upon the redemption of shares of the Trust under certain circumstances, the Trust does not currently impose such a charge.

Within the period shown in the chart, the Trust's highest quarterly return was 6.52% for the quarter ended December 31, 1996. Its lowest quarterly return was (10.96%) for the quarter ended December 31, 1997.

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

Average Annual Total Return
for the periods ended December 31, 1998

                         1 Year      4 Years(1)
-------------------------------------------------

The Trust(2)             (14.99%)    (0.86%)
Dow Jones Commodity      (14.91%)    (6.63%)
Index

(1) Initial Public Offering of shares was November 23, 1994.

(2) These results were calculated using a formula that requires that the maximum sales charge be deducted. Results would be higher if they were calculated at net asset value.

The table shows the Trust's total returns averaged over a period of years as compared to the Dow Jones Commodity Index, a broad-based market index.

The bar chart and the performance table provide you with historical performance information so that you can analyze the potential fluctuations in the Trust's returns and analyze the risks of investing in the Trust. Past results of the Trust, however, do not necessarily indicate how the Trust will perform in the future.

FEES AND EXPENSES OF THE TRUST

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

Shareholder Fees
(fees paid directly from your investment)

   Maximum   sales  charge (load) imposed  on
   purchases (as a percentage of
   offering price)                                 None
   Maximum deferred sales charge (load)
      (as a percentage of offering price)
            Year of Purchase                       4.00%
            Second Year                            3.00%
            Third Year                             2.00%
            Fourth Year                            1.00%
   Redemption fee (as a percentage
   of amount redeemed)                             None
   Exchange fee                                    None
   Maximum account fee                             None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

   Management fees                                 0.75%
   Distribution (12b-1) and/or service fees*       None
   Other expenses                                  0.75%
   Total annual Fund operating expenses            1.50%

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

*The Trustees of the Trust do not currently impose a Rule 12b-1 fee. A Rule 12b-1 fee will not be imposed unless and until a majority (as defined in the Investment Company Act of 1940, as amended) of the Trust's shareholders and the Trust's Board of Trustees re-approve such fee. The Trustees have set an aggregate limit on the amount of 12b-1 payments equal to 0.75% of the average daily net assets for any fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Trust for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               Assuming redemption at  Assuming no
                               the end of each period  redemption
One Year                       $553                    $153
Three Years:                   $674                    $474
Five Years                     $818                    $818
Ten Years                      $1,791                  $1,791

WHAT ARE THE TRUST'S INVESTMENT STRATEGIES?

Historically, during periods of increasing inflation and during periods of economic or monetary instability:

othe prices of resource-related equity securities have tended to increase as rapidly or more rapidly than the rate of inflation; ocurrencies of countries not involved in inflationary circumstances may increase in value relative to the U.S. dollar; and ointerest rates have tended to increase, causing the market value of debt instruments to decline.

Conversely, during periods of deflation (when inflationary forces are reversed): othe price of high grade debt instruments has tended to increase while the value of commodity and resource-related equity securities has tended to decline; and oforeign currencies (relative to the U.S. dollar) may also decline in value at such times.

Accordingly, the Investment Adviser will seek to anticipate oncoming inflationary and deflationary economic cycles and will attempt to achieve the Trust's investment objectives by following two distinct investment approaches depending upon whether it perceives the economy as being in an inflationary or deflationary environment, as follows:

      1. Under normal circumstances, when the Investment Adviser expects an inflationary cycle, the Trust will pursue its primary investment objectives by investing at least 65% of its total assets in equity securities of domestic and foreign companies with substantial natural


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

      resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

      The Trust will consider a company to be a Natural Resource Company if, at the time the Trust acquires its securities, at least 50% of the company's assets, capitalization, gross revenues or operating profits in the most recent or current fiscal year are:

            oinvolved  in  or  result  from  (directly  or  indirectly   through
            subsidiaries) exploring, mining, refining, processing, transporting, fabricating, dealing in or owning resource assets; or

            oinvolved in or result from energy-related activities directly or indirectly through subsidiaries.

      Energy-related activities consist of those activities which relate to the development and use of energy sources, such as:

            othe generation of power from hydroelectric,  geothermal,  tidal, or
            other  naturally   occurring   sources  or  from  natural   resource
            manufacturing by-products or refuse;

            othe development of synthetic fuels;

            otransportation of energy producing sources such as coal, oil, electricity, or nuclear fuels;

            othe development and application of techniques and devices for conservation or efficient use of energy; and

            othe control of pollution related to energy industries and waste disposal.

      Generally, a company will be considered to provide equipment or services to such Natural Resource Companies if at least 50% of the company's assets are invested in such Natural Resource Companies, or at least 50% of its income is derived from providing equipment or services to such Natural Resource Companies.

      Examples of this kind of company are:

            omanufacturers of mining or earth moving equipment

            oproviders of seismology testing services; and,

            oproviders of supplies and maintenance services to offshore drilling sites.

      Assets of the Trust not invested as described above will largely be invested in debt instruments of the U.S. government and its agencies having varied maturities or in repurchase agreements or loans of securities.

      2. When, based on an analysis of numerous economic and monetary factors, the Investment Adviser expects a deflationary cycle, the Trust will invest


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up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S. or foreign denominated securities.

It should be emphasized that the Investment Adviser will not apply a rigid, mechanical determination in assessing whether the economy is in an inflationary or disinflationary environment. Rather, its determination will be the result of its subjective judgment of all factors it considers to be relevant.

Temporary Investments. When it is not discernable whether there is an inflationary or deflationary economic environment, the Trust may temporarily depart from the principal investment strategies discussed above by investing up to 100% of its assets in cash or cash equivalents (in U.S. dollars and foreign currencies) and high-quality short-term securities having minimum credit ratings of "AAA" by Standard & Poor's or Fitch Investors Service, Inc. or "Aaa" by Moody's Investors Service, Inc., including money market securities (such as certificates of deposit, commercial paper and bankers' acceptances) and repurchase agreements.

The Trust may also make temporary investments to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. Investing in temporary investments may cause the Trust to give up greater investment returns while maintaining the safety of principal, (i.e., the original amount invested by shareholders).

In addition, the Trust may invest up to 100% of its assets in securities principally traded on foreign securities markets and in securities of foreign issuers that are traded in U. S. securities markets, including American Depository Receipts. The Trust may invest in securities of foreign issuers of both developed and developing countries.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE TRUST INVESTS?

Inflationary Cycle:

Equity securities of domestic and foreign companies with substantial natural resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

      oEquity securities means common preferred shares in a corporation, whether or not transferable or denominated "stock," or similar security, interests of a limited partnership in a limited partnership, or warrants or rights other than rights to convert, purchase, sell or subscribe to a share, security or interest of a kind previously specified.

      oConvertible securities means debentures or preferred stock that may be exchanged by the owner for common or preferred stock, usually of the same company, in accordance with the terms of the issue.

Lending of Portfolio Securities: The Trust may seek to increase its income by lending portfolio securities. Any loan will be continuously secured by collateral at least equal to the market value of the security loaned. The total value of the securities loaned at any time will not exceed 30% of the Trust's total assets. The Trust will make loans only to U.S. entities which the Trust deems to be creditworthy. In addition, in any loan transaction, the Trust will have the right to call the loan and obtain the securities loaned at anytime on five days' notice.

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

Repurchase Agreements: The Trust may engage in transactions in repurchase agreements. These are agreements under which the Trust acquires a money market instrument (such as a security issued by the U.S. government or one of its agencies, a bankers' acceptance or a certificate of deposit) from a commercial bank, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period that the Trust holds the security and is not related to the interest rate or the underlying instrument. The Trust may not invest more than 10% of its assets in repurchase agreements having maturities longer than seven days or other investments subject to legal or contractual restrictions on resale or which are not readily marketable.

The Trust will enter into repurchase agreements only with banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have capital and undivided surplus of at least $200,000,000. The Trust will require that the repurchase agreements be secured by acceptable collateral.

Deflationary Cycle:

U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize the Trust's objective of long-term capital appreciation.

U.S. government securities include U.S. Treasury bills, notes and bonds and obligations of agencies and instrumentalities of the U.S. government. Such agencies include Federal Land Banks; Farmers Home Administration; Central Bank of Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; and Federal National Mortgage Association.

Some obligations of the U.S. government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association (GNMA) certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. These securities are not insured by the U.S. government and there can be no assurance that the U.S. government will support an instrumentality it sponsors.

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Temporary   Investment   Strategy:   (when   neither   an   inflationary   nor
                           deflationary cycle is discernable)

Short-term U.S. or foreign denominated securities. For temporary defensive purposes, the Trust may invest in short-term U.S. government securities and other money market instruments, cash or cash equivalents. Money market instruments include high-grade commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE TRUST?

Industry Concentration

Because the Trust may concentrate (invest 25% or more of its total assets) in the global natural resource industries, the price of the Trust's shares may be more volatile than that of investment companies that do not concentrate their investments in such a manner.

Investment Ratings

The debt securities of foreign corporations in which the Trust may invest will be determined by the Investment Adviser to have a quality comparable to securities receiving investment grade ratings ("BBB" by Standard & Poor's or Fitch Investors Service, Inc. or "Baa" by Moody's Investors Service, Inc.) or higher at the time of purchase.

Securities rated "BBB" or "Baa," although considered to be investment grade, may have speculative characteristics in that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case for higher grade securities.

Investment Strategy

The success of the Trust's investment program will be dependent to a high degree on:

      othe Investment Adviser's ability to anticipate the onset and termination of inflationary and deflationary cycles. A failure to anticipate a deflationary cycle could result in the Trust's assets being disproportionately invested in natural resource-related companies, and failure to predict an inflationary cycle could result in the Trust's assets being disproportionately invested in U.S. government securities.

      othe validity of the premise that the value of resource-related equity securities will move in a different direction than the value of U.S. government securities during periods of inflation or deflation. If the value of both resource-related equity securities and U.S. government securities move down during the same period of time, the value of the shareholder's investment will decline rather than stabilize or increase, as anticipated, regardless of whether the Trust is primarily invested in resource-related equity securities or U.S. government securities.

Equity Securities

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, or industries or the securities market or the economy as a whole. If the stocks the Trust holds fluctuate in price, the value of an investment in the Trust will go up and down. This means you could lose money over short or even extended periods of time. Natural resource-related companies involve special considerations which are discussed below.

Natural Resource-Related Companies

Because the Trust concentrates its assets in the global natural resource industries, the price of the Trust's shares may be more volatile than that of investment companies that do not concentrate their investments in such a manner.

In addition, the value of the Trust's securities will fluctuate in response to market conditions for the particular natural resource with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide level of inventory, and changes, perceived or actual, in production and consumption. The value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and is subject to numerous factors, including national and international politics.

The value of equity securities of natural resource companies in which the Trust invests will also fluctuate due to various factors including:

      ochanges in the market for the particular natural resource in which the issuer is involved;

      oevents occurring in nature, inflationary pressures and international politics, which can effect the overall supply and demand of a natural resource and thereby the value of the companies involved in such natural resource; and

      opolitical, environmental and other governmental regulation, which may be greater for these industries than other industries in both the U.S.
      and foreign countries.

The nature of the political, environmental and other governmental regulation continues to evolve in both the U.S. and foreign countries. Changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the U. S. are subject to significant federal and state regulation, which may effect rates of return on such investments and the kinds of services that may be offered.

Many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation.

Competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

Convertible Securities

Convertible securities, including convertible bonds and preferred stock, are convertible into common stock. Because of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case than a security which is not convertible. The value of a convertible security will be affected by both its stated interest or dividend rate and the value of the underlying security. Its value will thus be affected by the factors that affect both debt securities (such as interest rates) and equity security securities (such as stock market movements generally). In addition, in some cases, the Trust may be required to sell convertible securities back to the issuer or a third party at a time that is not favorable to the Trust.

Foreign Investing

During certain periods, the Trust may invest up to 100% of its assets in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S. In particular, investments in foreign securities are subject to the following specific risks:

      Country Risk. General securities market movements in any country where the Trust has investments are likely to affect the value of the securities the Trust owns which trade in that country. These movements will affect the Trust's share price.

      The political, economic and social structures of some countries in which the Trust invests may be less stable and more volatile than those in the
      U. S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

      The Trust's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of legal, business and social frameworks to support securities markets.

      Company Risk. Foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U. S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign stock exchanges, brokers and companies generally have less government supervision and regulation that in the U.S. The Trust may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgements with respect to foreign investments in foreign courts than with respect to U.S.
      companies in U.S. courts.

      Currency. Many of the Trust's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Trust owns and the Trust's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment denominated in that country's currency loses value because that currency is worth fewer U.S. dollars.

      Euro. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which replaced the national currency for participating member countries. The Trust's investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be affected.

      Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. Also, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the Trust may hold in its portfolio, and their impact on the value of Trust shares. To the extent the Trust holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Fixed Income Securities

      The values of fixed income investments, including some of the debt instruments in which the Trust invests, usually rise and fall in response to changes in interest rates. Declining interest rates generally raise the value of debt instruments, while rising interest rates generally lower the value of debt instruments. Debt instruments with longer maturities are usually subject to a greater risk of an adverse movement in interest rates and a decline in the price of the instruments. Changes in the values of the Trust's investments will affect the value of the Trust's shares.

      Traditional debt instruments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. An issuer may redeem its debt securities before maturity at a price below its current market price. An issuer may also prepay its debt instruments voluntarily or as a result of a refinancing, or the instruments may be prepaid as a result of a foreclosure. The Trust may have to invest proceeds that it receives from prepayment on its investments in debt securities with lower interest rates, higher credit risks or other less favorable terms.

Loans of Portfolio Securities and Repurchase Agreements

If the Trust makes loans of portfolio securities or uses repurchase agreements, there is a risk that the other party to the transaction may not be able to fulfill its obligations to the Trust. In the event a default by the borrower in a loan of portfolio securities, the Trust may not be able to recover its securities. In the event of a default by the other party to a repurchase agreement, the Trust may lose its interest in the underlying security.

Year 2000

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Trust.

While it is impossible to determine in advance all of the risks to the Trust, the Trust could experience interruptions in basic financial and operational functions. Trust shareholders could experience errors or disruptions in Trust share transactions or Trust communications.

The Trust's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems could also increase the risks of the Trust's investments. To assess the potential effect of the Year 2000 problem, the Investment Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities that the Trust may purchase.

The financial impact of these issues for the Trust is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Trust.

MANAGEMENT AND ORGANIZATION

Trustees

Under the terms of the Declaration of Trust establishing the Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Adviser

The Investment Adviser, Anchor Investment Management Corporation (formerly known as Meeschaert Investment Management Corporation), manages the Trust's investments and affairs, subject to the supervision of the Trustees. The principal offices of both the Trust and the Investment Adviser are located at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612.

The person who is primarily responsible for the day-to-day management of the Trust's portfolio is Paul Jaspard, who is a Vice President of the Investment Adviser. Mr. Jaspard is president of Linden Investment Advisors, S.A., an investment advisory firm headquartered in Belgium. He has managed other portfolios for the Meeschaert organization (described below) for more than nineteen years. He has been in the investment counseling business for more than twenty years, giving investment advice to a wide variety of individual and institutional clients.

For its service under its Investment Advisory Contract with the Trust, the Investment Adviser receives a fee, payable monthly, calculated at 0.75% per annum of the average daily net assets of the Trust. This fee is higher than that of most other investment companies. For the fiscal year ended December 31, 1998, the Investment Adviser received investment advisory fees of $49,052 for its services to the Trust. The Investment Adviser may voluntarily waive a portion of its fee or reimburse the Trust for certain operating expenses.

The Investment Adviser and Meeschaert & Co., Inc., the Trust's principal underwriter, are affiliated through common control with Societe D'Etudes et de

Gestion Financieres Meeschaert, S.A., one of France's largest privately-owned investment management firms. The Meeschaert organization was established in Roubiax, France in 1935 by Emile C. Meeschaert, and presently manages, with full discretion, approximately $1.5 billion (including $250 million in French mutual funds) for about 8,000 individual and institutional customers.

Plan of Distribution

The Trust's Trustees have approved a plan of distribution, or Rule 12b-1 Plan. The Plan provides that the Trust will pay the Trust's principal underwriter, Meeschaert & Co., Inc. (the Distributor) a commission of up to 5% of the price paid to the Trust for each sale of shares of the Trust. The Distributor may reallow all or part of this fee to other dealers making sales. The total amount of all payments under the Plan is limited to 0.75% of the Trust's average daily net assets for each fiscal year. The Plan is not currently effective, as the Trust's shareholders have not yet reviewed and approved the Plan. Accordingly, the Trust did not pay any fees to the Distributor under the Plan during the fiscal year ended December 31, 1998.

SHAREHOLDER INFORMATION

Purchase of Shares

You may purchase Trust shares directly from the Distributor, Meeschaert & Co., Inc., 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. An application for your use in making an initial investment in the Trust is included in the back of the Prospectus.

Investment Minimums

       To establish a new account, the minimum investment is $500. There is no minimum for shareholders who make additional investments to existing accounts.

       To exchange other securities for Trust shares, the minimum investment is $5,000. See "EXCHANGES" below.

Share Price

The Trust's share price is its net asset value next determined after the Distributor receives and accepts your order. The Trust calculates its net asset value as of 12:00 noon Eastern Time on each day on which the New York Stock Exchange is open for trading. The Trust may determine net asset value on a day on which the New York Stock Exchange is closed but the Trust is open for business if an event occurs that might materially affect net asset value.

In calculating net asset value, the Trust uses market prices of securities traded on U.S. or foreign securities exchanges when available. The market price of a security is equal to the last known sale price, or if there has been no sale of the security, the known current bid price. If a particular security's market price is not available, the Trust will determine the appropriate price. The market prices of all the Trust's investments are added together, liabilities of the Trust are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

Contingent Deferred Sales Charge

In conjunction with, but not as part of, the Plan of Distribution, a contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the Plan. The charge in respect of such redemptions made during the first four calendar years following purchase of the shares is as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.

Exchanges of Shares

The Trust will accept common or preferred stock of companies acceptable to the Investment Adviser in exchange for shares of the Trust. The minimum value of securities accepted for deposit is $5,000. The Trust will value securities accepted for exchange in the same manner provided for valuing its portfolio securities (see "Share Price" above).

You should forward securities for exchange, in proper form for transfer to the Trust, together with a completed and signed letter of transmittal in approved form (available from the Distributor) to the Trust's custodian as follows:

      Investors Bank & Trust Company
      Financial Product Services Group
      Attn:  Anchor Resource and Commodity Trust
      200 Clarendon Street, 16th Floor
      Boston, Massachusetts 02116

You must forward all securities under a single Letter of Transmittal. In certain instances indicated in the instructions to the Letter of Transmittal, multiple Letters of Transmittal attached and transmitted as a single exchange. The Trust will only accept securities which are delivered in proper form.

If you wish to exchange securities for Trust shares, your securities must not be subject to any restrictions upon their sale by the Trust for any reason, including any agreement or representation that you have made or because you are an affiliate of the issuer within the meaning of Section 2(11) of the Securities Act of 1933. The Trust will not accept securities for exchange if, in the opinion of its counsel, acceptance would violate any federal or other law affecting the Trust. The Trust may reject securities for any reason. If you are contemplating an exchange of securities for Trust shares, you or your representative should contact the Distributor before you forward the securities so that the Distributor can determine in advance whether the securities are acceptable to the Trust.

If the Trust finds that securities presented for exchange are in good order only in part, the Trust may issue the appropriate number of Trust shares for that part and return the balance to you. At its option, the Trust may waive irregularities to the extent permissible under applicable law and issue Trust shares for all or a portion of the securities presented for exchange securities. The Trust will issue a confirmation for Trust shares to you after securities that it has accepted for exchange have cleared for transfer to the Trust. Certificates will not be issued unless you so request.

By tendering securities for exchange, you agree to accept the determination of their market value that the Trust makes at the time it determines the Trust's net asset value per share. The number of shares of the Trust to be issued in exchange for other securities will be the value of the accepted securities determined as described above, divided by the net asset value per Trust share next determined after the Trust's acceptance of the securities.

You may realize a gain or loss for federal income tax purposes in connection with your exchange of securities for Trust shares. You should consult your tax advisor about the tax consequences of exchanging securities for Trust shares.

Redemption and Repurchase of Shares

You may require the Trust to redeem your shares. The Trust also maintains a continuous offer to repurchase its shares. Redemptions and repurchases will be made in the following manner:

      1. You may mail or present a written request written request that the Trust redeem your shares to the Trust's transfer agent at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. If you have share certificates, you should properly endorse them and include them with your request. The redemption price will be the net asset value next determined after the Trust receives your request and/or certificates.

      2. Your broker may present your request for repurchase to the Trust. The repurchase price will be the net asset value next determined after the Trust receives the request. If the broker receives the request before 12:00 p.m. Eastern Time and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 p.m. Eastern Time that day. If the broker receives the request after 12:00 p.m., the repurchase price will be the next asset value determined as of 12:00 p.m. Eastern Time the following day. If you use a broker, the broker may charge a reasonable fee for his services.

The Trust will pay you for shares that it redeems or repurchases within seven days after it receives your shares, or other required documents, properly endorsed. Your signature on an issued certificate must be guaranteed by a commercial bank or trust company or by a member of the New York, American, Pacific, Boston or Chicago Stock Exchange. The Trust will not accept a signature guarantee by a savings bank or savings and loan association or notarization by a notary public.

To  ensure  proper  authorization,   the  Trust's  transfer  agent  may  request
additional documents. These may include stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority or waiver of tax (required in some states from selling or exchanging estates before redeeming shares).

The right of redemption may be suspended or the payment date postponed at certain times. These include days when the New York Stock Exchange is closed for other than customary weekend and holiday closings, when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or for any period when an emergency (as defined by rules of the Commission) exists, or during any period when the Commission has, by order, permitted a suspension. In case of a suspension of the right of redemption, a shareholder who has rendered a certificate for redemption through a broker may withdraw his request or certificate. Otherwise, he will receive payment of the net asset value determined next after the suspension has been terminated. You may receive more or less than you paid for your shares, depending on the net asset value of the shares at the time of redemption or repurchase.

Services for Shareholders

Open Accounts: For your convenience, all shares of the Trust registered in your name are automatically credited to an Open Account maintained for you on the books of the Trust. All shares that you acquire will be credited to your Open Account and share certificates will not be issued unless you so request. Certificates representing fractional shares will not be issued in any case. You may surrender certificates previously acquired to the Trust's transfer agent. These certificates will be cancelled and the shares so represented will continue to be credited to your Open Account.

Each time shares are credited to or withdrawn from your Open Account, you will receive a statement showing the details or the transaction and your then current balance of shares. Shortly after the end of each calendar year you will also receive a complete annual statement of your Open Account, as well as information as to the Federal tax status of dividends and capital gain distributions, if nay, paid by the Trust during the year.

You may transfer shares credited to an Open Account upon proper written instructions to the Trust's transfer agent. You may also redeem or sell shares in the manner shown under the "Redemption and Repurchase of Shares."

Invest-By-Mail: An Open Account provides a single and convenient way of setting up a flexible investment program for the accumulation of shares of the Trust. You may purchase additional shares for your Open Account at any time by sending a check (payable to the order of the Trust) to Anchor Investment Management Corp. Shareholders Services, Attn: Anchor Resource and Commodity Trust, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612 (giving the full name or names of your account). The Trust will bear the cost of administering shareholders' Open Accounts as an expense of all its shareholders.

Distributions

The Trust currently intends to distribute any income dividends and capital gains distributions in additional Trust shares or, if you elect, in cash. You may elect (1) to receive both dividends and capital gain distributions in additional shares or (2) to receive dividends in cash and capital gain distributions in additional shares or (3) to receive both dividends and capital gain distributions in cash.

You may change your distribution option at any time by notifying the Trust's transfer agent in writing. The new distribution option must be received by the Trust's transfer agent at least 30 days prior to the close of the fiscal year. If you have an account with a cash dividend option, and the Trust's transfer agent discovers that your address of record is not current, your account will be changed to reinvest both dividends and capital gains automatically.

Dividends and capital gain distributions received in shares will be made to the Trust's transfer agent, as your agent, and credited to your Open Account in full at the closing net asset value on the record date of the distributions.



Tax Consequences

Shareholders will be subject to federal income taxes on distributions made by the Trust whether they are received in cash or additional Trust shares. Distributions of net investment income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Trust. Dividends paid by the Trust will generally not qualify for the dividends received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.

The Trust's foreign investments may be subject to foreign withholding taxes. The Trust will be entitled to claim a deduction for such foreign withholding taxes for federal income tax purposes. However, any such taxes will reduce the income available for distribution to shareholders.

The Trust is required to withhold 20% of the dividends paid with respect to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who under-reported dividend or interest income, or who fails to certify to the Trust that he or she is not subject to such withholding. An individual's tax identification is his or her social security number.

Please consult your tax adviser for further information regarding your federal, state, and local tax liability.

OTHER INFORMATION

Custodian, Transfer Agent and Paying Agent

Investors Bank & Trust Company, Financial Product Services, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 is the Trust's custodian bank. The custodian bank receives and holds securities, cash and other assets of the Trust and also makes distributions on behalf of the Trust. In cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that such securities may legally be so held abroad. The Trust's custodian bank does not decide on purchases or sales or portfolio securities or the making of distributions. Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, serves as a transfer agent and dividend-paying agent for the Trust.

Capitalization

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated Common Shares, which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and transferable on the books of the Trust. The shares have no preemptive rights. The shares each have one vote and proportionate liquidation rights.

Additional Information

You can find more detailed information about the Trust, its investment strategies and risks of investing in the Trust in the Statement of Additional Information.


Shareholder Inquiries

For further information about the Trust, you may call (508)831-1171. You may address any written inquiries to Anchor Strategic Assets Trust, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Trust's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Trust, assuming reinvestment of all dividends and distributions.

This information has been audited by Livingston & Haynes, P. C., whose report, along with the Trust's audited financial statements, is included in the Annual Report.

Year ended December 31

                              -------------------------------------------------
                              1998       1997       1996       1995      1994
                              -------------------------------------------------

Net Asset Value,
Beginning of Year             $9.83      $10.45     $9.31      $9.19     $11.17
-------------------------------------------------------------------------------
Income From Investment
Operations:

Net Investment Income         0.72       0.09       0.06       0.57      (1.98)
-------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments    (2.09)     (0.71)     1.08       0.13      --
-------------------------------------------------------------------------------
Total income from investment
Operations                    (1.37)     (0.62)     1.14       0.70      (1.98)
-------------------------------------------------------------------------------

Less Distributions::

Dividends from net
investment Income             (0.65)     --         --         (0.58)    --
-------------------------------------------------------------------------------
Distributions   from  capital --         --         --         --        --
gains
-------------------------------------------------------------------------------
Total distributions           (0.65)     --         --         (0.58)    --
 ...............................................................................
Net Asset Value, End of Year  $7.81      $9.83      $10.45     $9.31     $9.19
-------------------------------------------------------------------------------
Total Return                 (14.99%)   (5.93%)    12.24      7.63      (17.74)
-------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net  assets,  end of year (in $0.9       $10.6      $11.5      $7.2      $0.1
millions)
 ...............................................................................
Ratio of expenses to average
net assets                    1.50%      1.13%      1.10%      1.11%     20.87%
 ...............................................................................
Ratio   of  net   income   to
average                       0.86%      0.89%      0.85%      2.01%     18.88%
Net assets
 ...............................................................................
Portfolio turnover rate       49%        9%         20%        33%       --

                     ANCHOR RESOURCE AND COMMODITY TRUST
                                (the "Trust")
                            MEESCHAERT & CO., INC.
                               ("Distributor")
                      APPLICATION AND REGISTRATION FORM1
                             Send Application to
 Meeschaert & Co., Inc., 579 Pleasant Street, Suite 4, Paxton, Massachusetts
                                    01612

                                                      Date:_____________

I.            ACCOUNT REGISTRATION:

[GRAPHIC OMITTED] New: Social Security or Tax Number_____________________
                  (if two names below, circle which one has this number.)

[GRAPHIC OMITTED] Existing: Account Number ______________________________
                  (from your latest statement - vital for identification.)

Name(s)__________________________________________________________________
      (Type or print exactly as they are to appear on the Trust's records.)

Street __________________________________________________________________

City ________________________ State ______________________ Zip __________
 If address outside the U.S.A., please circle I (am) (am not) a citizen of the U.S.A.

If registration requested in more than one name, shares will be registered as "Joint Tenants with Rights of Survivorship" unless otherwise instructed.

II.  BASIS FOR OPENING NEW ACCOUNT:

[GRAPHIC OMITTED] A check for $_______________ payable to the Trust attached.
        or
[GRAPHIC OMITTED] Shares _______________ recently purchased on __________
                           (number)                              (date)

Distribution Option: (exercisable only by holders of Common Shares) Check only one. If none checked, option A will be assigned.
[GRAPHIC OMITTED] A. Dividends and capital gains in additional full and fractional shares credited to shareholder's account, no certificates issued.
      OR
[GRAPHIC OMITTED] B. Dividends in cash; capital gains in additional full and fractional shares credited to shareholder's account; no certificates issued.
      OR
[GRAPHIC OMITTED] C. Dividends in cash; capital gains in cash. (Certificates will be issued to shareholders requesting such in writing from the Transfer Agent.)

III. INVEST-BY-MAIL SERVICE: for periodic share accumulation (whether or not dividends are received in shares)

[GRAPHIC OMITTED] Please check if you wish to utilize the Trust's Invest-By-Mail Service. This is a voluntary service involving no extra charge to the shareholder, and it may be changed or discontinued at any time.

IV.  SHAREHOLDER'S   SIGNATURE:   Should  be  the  same  as  name  in  Account
Registration.

__________________________________     ________________________________________
            Signature                         Signature of Co-Owner (if any)

(I have received a current prospectus of the Trust and I understand that my account will be covered by the provisions on the reverse side of this Application.I also understand that I may terminate any of these services at any time.)


DEALER AUTHORIZATION:
                                    (please print)


                                    Representative

_________________________________    ______________________________________
        Dealer's Name                     (Representative's Name)

_________________________________    ______________________________________
        Home Office Address          Telephone Number(Representative's Number)


                                     Branch Office:

_________________________________    ______________________________________
City        State             Zip             Address


_________________________________    ______________________________________
Authorized Signature of Dealer       City   State       Zip

_________________________________
Telephone Number

ANCHOR RESOURCE AND COMMODITY TRUST

For investors who want more information about the Trust, the following documents are available free upon request:

Annual Reports: Additional information about the Trust's investments is available in the Trust's annual report to shareholders. The Trust's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information and is incorporated into this Prospectus by reference.

                  You can get free copies of the Trust's annual reports and SAIs by contacting the Trust at:

                  Anchor Resource and Commodity Trust
                  579 Pleasant Street, Suite 4
                  Paxton, Massachusetts 01612
                  Telephone:  (508) 831-1171
                  Fax:        (508) 831-1191


You can also review the Trust's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.

You can get text-only copies from the Securities and Exchange Commission as follows:

                  For a fee, by writing to or calling the Commission's Public Reference Room, Washington, D.C. 20549
                  Telephone:  1-800-SEC-0330

                  Free from the Commission's Internet website at http://www.sec.gov.









                                      Investment Company Act File No. 811-8706

                       ANCHOR RESOURCE AND  COMMODITY  TRUST
                              579 Pleasant  Street,
                         Suite 4 Paxton, Massachusetts 01612
                                (508) 831-1171


                     STATEMENT OF ADDITIONAL INFORMATION

                              Dated May 1, 1999

This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the current Prospectus of Anchor Resource and Commodity Trust (the "Trust") dated May 1, 1999, and the financial statements contained in the Trust's Annual Report for the year ended December 31, 1998. The Trust's
Annual Report is incorporated by reference in this SAI. You may obtain the Trust's Prospectus and Annual Report without charge by writing or calling the Trust.






                                       i

                              TABLE OF CONTENTS

THE TRUST..................................................................B-1
INVESTMENT STRATEGIES AND RISKS............................................B-1
      Investment Strategy..................................................B-1
      Lending..............................................................B-2
      Repurchase Agreements................................................B-3
      Investment Risks.....................................................B-3
PORTFOLIO TURNOVER.........................................................B-5
INVESTMENT RESTRICTIONS....................................................B-5
MANAGEMENT OF THE TRUST....................................................B-7
      Officers and Trustees................................................B-7
      Compensation of Officers and Trustees................................B-8
      Principal Holders of Securities .....................................B-9
      Investment Adviser...................................................B-9
      Investment Advisory Contract.........................................B-9
      Administrator.......................................................B-10
      Principal Underwriter...............................................B-11
      Rule 12b-1 Plan.....................................................B-11
CAPITALIZATION............................................................B-12
PURCHASE, REDEMPTION AND PRICING OF SHARES................................B-13
      Purchase of Shares..................................................B-13
      Determination of Net Asset Value....................................B-14
      Redemption and Repurchase of Shares.................................B-14
      Redemptions in Kind.................................................B-15
DISTRIBUTIONS ............................................................B-15
TAXES.....................................................................B-16
      General.............................................................B-16
PORTFOLIO SECURITY TRANSACTIONS ..........................................B-17
OTHER INFORMATION.........................................................B-18
      Custodian, Transfer Agent and Dividend-Paying Agent ................B-18
      Independent Public Accountants .....................................B-18
      Registration Statement .............................................B-18
FINANCIAL STATEMENTS......................................................B-18

THE TRUST

Anchor Resource and Commodity Trust (Trust) is a diversified open-end management investment company and was established as an unincorporated business trust under the laws of Massachusetts by a Declaration of Trust dated September 22, 1989. The Trustees amended the Declaration of Trust in 1990 to change the name of the Trust from Meeschaert Equity Plus Trust to Anchor Equity Plus Trust and again in 1994 to change the name to Anchor Resource and Commodity Trust.

INVESTMENT STRATEGIES AND RISKS

The Trust's Prospectus describes the investment objectives and policies of the Trust. The Prospectus also briefly describes specialized techniques that the Trust may use in order to achieve its investment objectives. There can be no assurance that the Trust will achieve its investment objectives. The following discussion is intended to provide further information concerning investment techniques and risk considerations which the Investment Adviser believes to be of interest to investors.

Investment Strategy

The Trust's investments will vary depending upon whether the Investment Adviser anticipates an inflationary or deflationary economic cycle.

The Investment Adviser's determination as to whether the economy is inflationary or deflationary will be made based upon constant study of numerous economic and monetary factors. These factors will include, but not necessarily be limited to:

oactual and anticipated rates of change in the Consumer Price Index (CPI) over specified periods of time; oactual and anticipated changes and rates of changes in the U.S. dollar in relation to other key currencies, e.g., the German mark, the British pound and the Japanese yen; oactual and anticipated changes, and rates of change, in short and long-term interest rates and real interest rates, i.e., inflation adjusted interest rates; oactual and anticipated changes in the money supply; and oactual and anticipated governmental fiscal and monetary policy.

The Investment Adviser believes that, based upon past performance, the securities of specific companies that hold different types of substantial resource assets or engage in resource-related or energy-related activities may move relatively independently of one another during different stages of inflationary or deflationary cycles because of different degrees of demand for, or market values of, their respective resource holdings or resource-related or energy-related business during particular portions of such cycles. For example, during the period 1976 to 1980, the prices of oil company stocks increased relatively more than the price of coal company stocks when compared to the performance of relevant stock market indices.

The Investment Adviser will seek to identify companies which it believes are attractively priced relative to the intrinsic value of the underlying resource assets or resource-related or energy-related business or are especially well positioned to benefit during particular portions of inflationary or deflationary cycles. The Trust's approach of active investment management enables it to switch its emphasis among various industry groups, depending upon the Investment Adviser's outlook with respect to prevailing trends and developments.

Investment in U.S. and other government securities in anticipation of deflationary periods is intended to preserve capital, while providing a relatively secure income, and to provide an opportunity for capital appreciation if interest rates decline in such deflationary periods.

U. S. government securities include Treasury bills, notes and bonds, which differ in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds have maturities of greater than ten years at the date of issuance. U.S. government securities also include obligations of agencies and instrumentalities of the U.S. government.
Agencies and instrumentalities of the U.S. government include, but are not limited to: Federal Land Banks; Farmers Home Administration; Central Bank of Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; and Federal National Mortgage Association.

Some obligations of the U.S. government agencies and instrumentalities, such as Treasury bills, government National Mortgage Association (GNMA) certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. These securities are not insured by the U.S. government and there can be no assurance that the U.S. government will support an instrumentality it sponsors. The Trust will invest in the securities issued by such an instrumentality only when its Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments.

If, in the opinion of the Investment Adviser, there are periods when there is a very small rate of change in the Consumer Price Index, and other leading economic indicators, such as interest rates and the value of the U.S. dollar, offer no clear evidence of inflationary or deflationary trends, then, for temporary defensive purposes, the Trust may invest in short-term U.S. government securities and other money market instruments, cash or cash equivalents. Money market instruments include high-grade commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. Investments in commercial paper will be rated Prime-1 by Moody's Investors Services, Inc. or "A-1" by Standard & Poor's corporation or "F-1" by Fitch Investors Service, Inc., which are the highest ratings assigned by these agencies. Money market instruments will be limited to U.S. dollar denominated instruments which are rated in the top two categories by an independent nationally recognized rating organization or, if not rated, are of comparable quality as determined by the Trustees. Investments in bank instruments will be in instruments which are issued by U.S. or foreign banks having capital and undivided surplus at the time of investment of $200,000,000 or more and which mature in one year or less from the date of acquisition.

Lending

The Trust may seek to increase its income by lending portfolio securities. Any such loan will be continuously secured by collateral at least equal to the market value of the security loaned. The Trust would have the right to call a loan and obtain the securities loaned at any time upon five days' notice. During the existence of a loan, the Trust would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or the interest on investment of the collateral, if any.

The total value of the securities loaned at any time will not be permitted to exceed 30% of the Trust's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to U.S. domestic organizations deemed by the Trust's management to be of good standing and when, in the judgment of the Trust's management, the consideration to be earned justified the attendant risk.

Repurchase Agreements

Repurchase Agreements are transactions in which the Trust buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Trust and is unrelated to the interest rate on the underlying instrument.

The Trust will effect repurchasing agreements only with large well-capitalized banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have the capital and undivided surplus of at least $200,000,000. The instrument acquired by the Trust in these transactions (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Trust's custodian bank until repurchased.

The Trustees of the Trust will monitor the Trust's repurchase agreement transactions on a continuous basis and will require that the applicable collateral will be retained by the Trust's custodian bank. No more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable. There is no limitation on the Trust's assets with respect to investments in repurchase agreements having maturities of less than seven days.

Investment Risks

Because of the following considerations, an investment in the Trust should not be considered a complete investment program (additional risk considerations are discussed below).

oInvestment Strategy

The success of the Trust's investment program will be dependent to a high degree on the Investment Adviser's ability to anticipate the onset and termination of inflationary and deflationary cycles. A failure to anticipate a deflationary cycle could result in the Trust's assets being disproportionately invested in resource-related equity securities. Conversely, a failure to predict an inflationary cycle could result in the Trust's assets being disproportionately invested in U.S. government securities.

The success of the Trust's investment program will also be dependent to a high degree on the validity of the premise that the values of resource-related equity securities will move in a different direction than the values of U.S. government securities during period of inflation or deflation. If values of both resource-related equity securities and U.S. government securities move down during the same period of time, the value of the shareholder's investment will decline rather than stabilize or increase, as anticipated, regardless of whether the Trust is primarily invested in precious metals or U.S. government securities.

oNatural Resource-Related Companies

The value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and is subject to numerous factors, including national and international politics. The Trust's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are effected by changes in the availability of money, the level of interest rates, and other factors.

oForeign Investments

Investment on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, higher foreign brokerage costs, costs of currency conversion, currency blockage, different accounting standards, difficulty in obtaining foreign court judgments, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

Since the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments.

In addition, with respect to certain foreign countries there is the possibility of expropriation and nationalization of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Interest and dividends, and possibly other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.

oRepurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Trust may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Trust and therefore is subject to sale by the trustee in bankruptcy.

Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying instrument. While the Trust's Trustees acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

Prepayment Risks Associated with GNMA Certificates

GNMA certificates have yield and maturity characteristics corresponding to the underlying mortgage loans. Thus, unlike U.S. Treasury bonds, which pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on GNMA certificates include both interest and a partial prepayment of principal. Additional prepayments of principal may result from the prepayment, refinancing or foreclosure of the underlying mortgage loans. Although maturities of the underlying mortgage loans range up to 30 years, such prepayments shorten the effective maturities to approximately 12 years (based upon current government statistics). GNMA certificates currently offer yields higher than those available from other types of U.S. government securities, but because of the prepayment feature may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, GNMA certificates may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.

There are certain other risks associated with GNMA certificates. Prepayments and scheduled payments of principal will be reinvested at prevailing interest rates which may be less than the rate of interest for the securities on which such payments are made. When prevailing interest rates rise, the value of the GNMA security may decrease as do other debt securities, but when prevailing interest rates decline, the value of GNMA securities is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. If a GNMA certificate is purchased at a premium above principal because its fixed rate of interest exceeds the prevailing level of yields, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayments.

Portfolio Turnover

The Trust will generally purchase securities for possible long-term appreciation and not for short-term trading profits. However, when the Investment Adviser deems changes appropriate, it will not be limited by the rate of portfolio turnover. The Trust's annual portfolio turnover rate will normally not exceed 50%. A rate of turnover of 100% could occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities).

If the Trust has a high rate of portfolio turnover, it will pay greater brokerage commissions and other costs. The Trust must bear these increased costs directly and thus its shareholders will bear them indirectly. There may also be the realization of larger amounts of short-term capital gains which are taxable to shareholders as ordinary income.

The portfolio turnover rates for the years 1998 and 1997 were 49% and 9%, respectively.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions which are fundamental policies and cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Trust (which in the Prospectus and this Statement of Additional Information means the lesser of either (i) a majority of the outstanding shares of the Trust or (ii) 67% or more of the shares represented at a meeting if more than 50% of such shares are present or represented by proxy at the meeting):

1. The Trust will not purchase any securities (other than securities of the U.S. government, its agencies, or instrumentalities) if as a result more than 5% of the Trust's total assets (taken at current value) would then be invested in securities of a single issuer.

2. The Trust will not make loans, except that the Trust may (a) purchase a portion of an issue or publicly distributed bonds, debentures, or similar debt securities (including so-called "repurchase agreements" whereby the Trust's cash is, in effect, deposited on a secured basis with a bank for a period and yields a return; provided, however, that no more than an aggregate of 10% of the Trust's total assets, immediately after such investment, will be invested in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable), and (b) lend portfolio securities upon such conditions as may be imposed from time to time by the Securities and Exchange Commission, provided that the value of securities loaned at any time may not exceed 30% of the Trust's total assets.

3. The Trust will not borrow in excess of 5% of its total assets, taken at market or other fair value, at the time such borrowing is made, and any such borrowing may be undertaken only as a temporary measure for extraordinary or emergency purposes; and the Trust may not pledge, mortgage, or hypothecate its assets taken at market to an extent greater than 15% of the Trust's gross assets taken at cost. The Trust has no current intention of pledging its assets.

4. The Trust will not purchase any securities if such purchase would cause more than 10% of the total outstanding voting securities of such issuer (other than any wholly-owned subsidiary of the Trust) to be held by the Trust.

5. The purchase or retention of the securities of any issuer is prohibited if the officers and Trustees of the Trust or its Investment Adviser owning beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

6. The purchase of the securities of any other investment company is prohibited, except that the Trust may make such a purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission), provided that not more than 10% of the trust's total asset (taken at market or other fair value) would be invested in such securities and not more than 3% of the voting stock of another investment company would be owned by the Trust immediately after the making of any such investment, and the Trust may make such a purchase as part of a merger, consolidation or acquisition of assets. The Trust has no current intention of investing in other investment companies.

7. The purchase of securities of companies with a record (including that of their predecessors) of less than three years' continuous operation is prohibited if such purchase would cause the Trust's investments in such companies taken at cost to exceed 5% of the total assets of the Trust taken at current values, except that this restriction shall not apply to any of the Trust's investments in any of its wholly-owned subsidiaries.

8. The Trust will not participate in a joint venture or on a joint and several basis in any securities trading account.

9. The Trust will not act as an underwriter of securities issued by others, except to the extent it may be deemed such in connection with the disposition of securities owned by it.

10. The Trust will not make short sales of securities unless at all times when a short position is open, it owns an equal amount of such securities or owns securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The Trust has no current intention of selling securities short.

11. The Trust will not purchase securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

12. The Trust will not make investments in real estate or indirect interests in real estate.

As a diversified investment company, the Trust is subject to the following limitations as to 75% of its total assets: (a) the Trust may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government and its agencies and instrumentalities; (b) the Trust may not own more than 10% of the outstanding voting securities of any one issuer. These policies are fundamental policies and may not be changed without shareholder approval.

For purposes of the above limitations: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

As a non-fundamental policy, the Trust presently does not intend to invest directly in: (a) physical commodities or in other natural resource assets or contracts related to natural resource assets; (b) option transactions involving portfolio securities and securities indices; (c) options on foreign currencies;
(d) financial futures and related options. The Trust presently does not intend to invest directly in natural resource assets or contracts related to natural resource assets.

MANAGEMENT OF THE TRUST

Officers and Trustees

The Trustees of the Trust are responsible for managing the Trust's business affairs and for exercising all the powers of the Trust, except those reserved to the shareholders. The Trust's officers and Trustees, their positions with the Trust and their principal occupations during the past five years are listed below. Unless otherwise noted, the business address of each officer and Trustee is 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, which is also the address of the Trust's Investment Adviser, Anchor Investment Management Corporation. An asterisk (*) indicates Trustees who are interested persons, as defined in the Investment Company Act of 1940, of either the Trust or the Investment Adviser.


                                 Positions with       Principal Occupation
Name, Address and Age            the Trust            During the Past 5 Years
---------------------            ---------            -----------------------

ERNIE BUTLER                     Trustee              President, I.E. Butler
11809 Hinson Road, Suite 400                          Securities, Inc.
Little Rock, AR  72212                                (securities dealer);
                                                      former Executive Vice
                                                      President, Stephens,
                                                      Inc. (securities dealer)
                                                      (1982 - February 1998).

SPENCER H. LE MENAGER            Trustee              President, Equity, Inc.;
222 Wisconsin Avenue                                  formerly President,
P.O. Box 390                                          Howe, Barnes & Johnson
Lake Forest, IL 60045                                 Inc. (securities dealer).

DAVID W. C. PUTNAM               Chairman             Chairman and Trustee,
10 Langley Road                  and Trustee          Progressive Capital
Newton Centre, MA 02159                               Accumulation Trust
                                                      (formerly  Anchor  Capital
                                                      Accumulation       Trust),
                                                      Anchor  International Bond
                                                      Trust,   Anchor  Strategic
                                                      Assets    Trust,    Anchor
                                                      Resource   and   Commodity
                                                      Trust, and Anchor Gold and
                                                      Currency Trust (investment
                                                      companies);  President and
                                                      Director,   F.  L.  Putnam
                                                      Securities  Company,  Inc.
                                                      and subsidiaries.

J. STEPHEN PUTNAM                Vice President and   President, Robert Thomas
880 Carillon Parkway             Treasurer            Securities, Inc.
P.O. Box 12749                                        (securities dealer);
St. Petersburg, FL 33733                              Director, F.L. Putnam
                                                      Securities Company, Inc.
                                                      Formerly President and
                                                      Director, EPB, Inc. and
                                                      Vice President, Burgess
                                                      & Leith Incorporated.

DAVID Y. WILLIAMS*               President,           President and Director,
579 Pleasant Street              Secretary and        Anchor Investment
Paxton, MA  01612                Trustee              Management Corporation;
                                                      President and Director,
                                                      Meeschaert & Co., Inc.
                                                      (securities dealer).

CHRISTOPHER Y. WILLIAMS          Vice President and   Vice President and
579 Pleasant St., Suite 4        Asst. Secretary      Secretary, Anchor
Paxton, MA 01612                                      Investment Management
                                                      Corporation; Vice
                                                      President and Secretary,
                                                      Meeschaert & Co. Inc.
                                                      (securities dealer);
                                                      President and Secretary,
                                                      Cardinal Investment
                                                      Services, Inc.

JOSEPH C. WILLIAMS               Vice President and   Vice President and
579 Pleasant St., Suite 4        Asst. Treasurer      Treasurer, Anchor
Paxton, MA 01612                                      Investment Management
                                                      Corporation; Vice
                                                      President and Treasurer,
                                                      Meeschaert & Co. Inc.
                                                      (securities dealer);
                                                      Vice President and
                                                      Treasurer, Cardinal
                                                      Investment Services, Inc.

The Officers and Trustees of the Trust as group owned less than one percent (1%) of the Trust's shares outstanding on December 31, 1998.

Messrs. Butler, Putnam and Le Menager are the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust.

David W.C. Putnam and J. Stephen Putnam are brothers.

David Y. Williams is the father of Christopher Y. Williams and Joseph C. Williams. Christopher Y. Williams and Joseph C. Williams are brothers.

The standing audit committee is composed of Messrs. Le Menager and Butler. The Trust does not have a nominating or compensation committee.

Compensation of Officers and Trustees

The Trust does not and will not pay any compensation to any of its officers or Trustees who are interested persons (as defined in the Investment Company Act of 1940) of the Trust or of any investment adviser or distributor of the Trust. The Trust pays an annual fee of up to $1,000 to each Trustee who is not an interested person. The Trust did not pay any person, including directors, officers, or employees, in excess of $60,000.00 during its most recent fiscal year.

Principal Holders of Securities

As of the date of this SAI, Wendel & Co., c/o Bank of New York, P.O. Box 1066, Wall Street Station, New York, New York, 10268 as an indirect nominee of Societe D'Etudes et de Gestin Financieres Meeschaert, S.A. 23 Rue Drouot, 75009, Paris, France, held of record 99.47% of the outstanding shares of the Trust.

Shareholders owning 25% or more of outstanding Trust shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Investment Adviser

The Investment Adviser, Anchor Investment Management Corporation (formerly Meeschaert Investment Management Corporation), is located at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612.

The Investment Adviser and Meeschaert & Co., Inc., the Trust's principal underwriter, are affiliated through common control with Societe D'Etudes et de Gestion Financieres Meeschaert, S.A., one of France's largest privately-owned investment management firms. The Meeschaert organization was established in Roubaix, France in 1935 by Emile C. Meeschaert. The Meeschaert organization presently manages, with full discretion, an aggregate amount of approximately $1.5 billion, including $250 million in French mutual funds, for about 8,000 individual and institutional customers.

On September 7, 1983, Emile C. Meeschaert and David Y. Williams purchased the Investment Adviser from F. L. Putnam Securities Company Incorporated ("Putnam Securities"). As of November 14, 1990, Luc E. Meeschaert purchased all of the outstanding shares of the Investment Adviser previously owned by Emile C. Meeschaert.

The Investment Adviser's Directors and Officers are as follows:

Luc E. Meeschaert, Chairman - Mr. Meeschaert is Chief Executive Officer of Societe D'Etudes et de Gestion Financieres Meeschaert, S.A., 23 Rue Druout, 75009, Paris, France.

David Y. Williams, President and Director - Mr. Williams is also a Trustee of the Trust and President and a Director of Meeschaert & Co., Inc., the Trust's Distributor.

Paul Jaspard, Vice President - Mr. Jaspard is President of Linden Investment Advisors, S.A. 67 Avenue Terlinden, La Hulpe, Belgium B1310 (investment adviser). Mr. Jaspard manages other portfolios for the Meeschaert organization. He is primarily responsible for the investment decisions of the Trust.

Christopher Y. Williams, Vice President and Assistant Secretary Mr. Williams is also the Vice President and Assistant Secretary of the Trust and Vice President and Secretary of the Distributor.

Joseph C. Williams, Vice President and Assistant Treasurer - Mr. Williams is also the Vice President and Assistant Treasurer of the Trust and Vice President and Treasurer of the Distributor.

Investment Advisory Contract

The Trust and the Investment Adviser entered into an Investment Advisory Contract dated June 22, 1998 which was approved on such date by the Trust's shareholders.

The Investment Adviser manages the investments and affairs of the Trust, subject to the supervision of the Trust's Board of Trustees. The Investment Adviser furnishes to the Trust investment advice and assistance, administrative services, office space, equipment and clerical personnel. The Investment Adviser also furnishes investment advisory, statistical and research facilities.

The Trust pays all its expenses not specifically assumed by the Investment Adviser under the contract, including without limitation, the fees and expenses of the Trust's custodian and transfer agent; costs incurred in determining the Trust's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; distributions and brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders'; meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and fees and expenses of Trustees not affiliated with the Investment Adviser. The Trust will also bear any expenses incurred in connection with litigation in which the Trust is a party and the related legal obligation that the Trust may have to indemnify its officers and trustees. For the fiscal year ended December 31, 1998, the Trust paid expenses of $98,382, which represented 1.5% of the Trust's average net assets.

The Trust pays the Investment Adviser, as compensation under the Investment Advisory Contract, a monthly fee at the rate of 0.75% per annum of the average daily net assets of the Trust. This fee may be higher than that paid by most other investment companies. For the Investment Adviser's services to the Trust, Trust paid the Investment Adviser fees of $63,710 in 1996, $90,466 in 1997 and $49,052 in 1998. The Investment Adviser may voluntarily waive a portion of its fee or reimburse the Trust for certain operating expenses.

The Investment Advisory Contract remains in effect until June 21, 2000. In general, the contract may be extended from year to year upon its expiration if approved at least annually (a) by the vote of a majority of the outstanding shares of the Trust or by the Board of Trustees, and in either case, (b) by vote of a majority of the Trustees of the Trust who are not parties to the contract or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party cast in person at a meeting called for the purpose. Amendments to the contract require similar approval by the shareholders and disinterested Trustees. The contract is terminable at any time without penalty by the Trustees of the Trust or by vote of the holders of a majority of the Trust's shares on 60 days' written notice or by the Investment Adviser on 90 days' written notice. The contract terminates automatically in the event of its assignment (which includes the transfer of a controlling interest in the Investment Adviser).

The Investment Advisory Contract provides that the Investment Advisor shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Contract also provides that the Investment Advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

Administrator

The Trust has entered into an administration agreement (the Administration Agreement) with Anchor Investment Management Corporation (the Administrator), 579 Pleasant Street, Paxton, Massachusetts 01612. Under the Administration Agreement, the Administrator is required generally to administer the Trust's business. The Administrator's duties include specifically the following. The Administrator calculates the Trust's net asset value and prepares and files all registration or other material required by federal and state laws for the registration or other qualification of the Trust and its shares for sale to the public as required by those laws. The Administrator also prepares and files or mails all reports and statements that the Trust is required by federal and state laws to file or send to all authorities and shareholders of the Trust. The
Administrator maintains contact with and coordinates the Trust's public accountants, legal counsel, custodian, transfer and service agent and other service providers, all of whose fees are paid independently by the Trust. The Administrator also coordinates the Trust's portfolio transactions and cash management with the Trust's custodian and receives, confirms and pays over to the Trust's custodian the proceeds of sales by the Trust of its shares. The Administrator administers and confirms to the Trust's transfer agent and shareholders the sales of Trust shares and prepares and maintains on behalf of the Trust such records of the Trust's business transactions as are not maintained by other service providers to the Trust. The Administrator is also required, at its own expense, to furnish office space, facilities, and equipment necessary for the administration of the Trust. For its services under the Administration Agreement, the Administrator receives a monthly fee at the annual rate of $14,500. For the fiscal year ended December 31, 1998 the Trust paid the Administrator $14,500 pursuant to the Administration Agreement.

The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated, without payment of penalty, at any time upon mutual consent of the Trust and the Administrator or by either party upon not more than 60 days' and not less than 30 days' written notice to the other party.

The Administration Agreement also provides that the Administrator shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that the Administrator and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

Principal Underwriter

Meeschaert & Co., Inc. (the Distributor) is the principal underwriter of the Trust's shares. The Distributor is located at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. Several of the officers and directors of the Distributor are also officers and Trustees of the Trust. See "MANAGEMENT OF THE FUND - Officers and Trustees" above.

Rule 12b-1 Plan

Rule 12b-1 under the Investment Company Act of 1940 permits investment companies to use their assets to bear expenses of distributing their shares if they comply with various conditions. These conditions include adopting a distribution plan containing certain provisions set forth in the Rule. At a meeting held on December 16, 1994 such a Plan was approved by the Board of Trustees, including a majority of the Trustees who were not interested persons of the Trust, (Independent Trustees) and the Trustees who had no direct or indirect financial interest in the Plan or any related agreement (Rule 12b-1 Trustees). The Plan is of the type sometimes called a compensation plan.

The Plan currently is not in effect. The Plan will not be implemented unless and until reapproved by the Trust's shareholders and Board of Trustees. Accordingly, for the years ended December 31, 1998, 1997 and 1996 the Trust paid no fees under the Plan to the Distributor.

In connection with the Plan, Trust shares are offered for sale at net asset value, and the Trust may pay the Distributor a commission of up to 5% of the price paid to the Trust for each sale. The Distributor may reallow all or any part of this commission to others (dealers) making sales. To the extent that the distribution fee is not paid to such dealers, the Distributor may use the fee for its expenses in the Distribution of Trust shares. If the Distributor's fee exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan provides for an aggregate limit on the amount of all payments pursuant to the Plan equal to 0.75% of the Trust's average daily net assets for any fiscal year. If during the term of the Plan, the Distributor's reallowances to dealers and other expenses exceed the 0.75% limit in any year, it could collect these amounts (which do not include interest or other carrying charges) in any future year up to any amount by which the amounts it was paid under the Plan in that year are less than the applicable limit for the prior year. In this case, the Distributor might receive amounts in excess of its then current expenses.

Whether any expenditure under the Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to a state limit will be included in the Trust's total operating expenses for purposes of determining compliance with the expense limit.

The Plan may be terminated at any time by vote of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of the Trust. The Trust's shareholders must approve any change in the Plan that would materially increase the distribution expenses of the Trust provided for in the Plan. Otherwise, the Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.

If and when the Plan is in effect, the Independent Trustees alone will nominate and select candidates for Independent Trustees.

The total amounts that the Trust pays the Distributor under the Plan may not currently exceed the maximum limit specified above. The amounts and purposes of expenditures under the Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of the Plan. The Rule 12b-1 Trustees may also require that total expenditures by the Trust under the Plan be kept within limits lower than the maximum amount currently permitted under the Plan as stated above or permit a higher limit.

If the limit on expenditures is reached at any given time, the Distributor intends, although it is not obligated to do so, to continue to offer shares of the Trust and to continue to pay others reallowances and maintenance fees. The Distributor also intends to seek payment from the Trust in the amount of its commissions (including reallowances) and maintenance fees at such times when the expenditures limit has not otherwise been reached. The Trust will have no contractual obligation to pay any portion of such amounts to the Distributor. The Rule 12b-1 Trustees alone may decide the amount, if any, and the time and conditions under which the Trust might make any payments that the Distributor requests.

In conjunction with the Plan, the Trust may impose a contingent deferred sales charge upon certain redemptions of shares purchased after inception of the Plan. This charge will apply to redemptions made during the first four calendar years following purchase of the shares as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.

CAPITALIZATION

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated as "common shares," which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and are transferable on the books of the Trust. The shares have no preemptive rights. The shares each have one vote and proportionate liquidation rights.

The Trust will  normally  not hold  annual  meetings  of  shareholders  to elect
Trustees. If less than a majority of the Trustees holding office have been elected by shareholders, a meeting of shareholders will be called to elect Trustees. The Trust will, if requested by at least ten percent of the Trust's outstanding shares, call a meeting for the purpose of voting on the removal of a Trustee or Trustees. Under the Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. In connection with shareholder rights to remove Trustees, the Trust will provide shareholders with certain assistance in communicating with other shareholders. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which the Trust itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Investors may purchase shares of the Trust from the Distributor at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. Investors pay no sales charge or commission upon investment. For new shareholders initiating accounts, the minimum investment is $500, except for exchanges of securities for Trust shares, where the minimum is $5,000. (See "SHAREHOLDER INFORMATION -- Exchanges of Shares" in the Prospectus). There is no minimum for shareholders making additional investments to existing accounts.

The Distributor sells shares to the public as agent for the Trust and is the sole principal underwriter for the Trust under a Distributor's Contract dated November 23, 1994. The contract automatically terminates upon assignment (which includes the transfer of a controlling interest in the Distributor) by either party. The contract also provides that it may be continued from year to year upon approval by a majority of the Trust's shares or by the Board of Trustees as well as, the approval, by vote cast in person at a meeting called for the purpose, by a majority of the Independent Trustees. Under the contract, the Distributor pays expenses of sales literature, including copies of the Trust's Prospectus delivered to investors. The Trust pays for its registration and registration of its shares under the federal Securities and Investment Company Acts and state securities acts and other expenses in which it has a direct interest.

During the years ended December 31, 1998, December 31,1997 and December 31, 1996, the Distributor received no sales commission from the Trust.

Determination of Net Asset Value

The Trust's net asset value is determined as of 12:00 p.m. Eastern Time on each business day on which the New York Stock Exchange is open for trading. The Trust may determine net asset value on any day that the Trust is open, but the New York Stock Exchange is not open for business if an event occurs which might materially affect the net asset value.

The manner of determination of the net asset value is briefly as follows: securities traded on a United States national, or other foreign securities exchange are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale that day, at the current bid price. Other United States and foreign securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Other securities (including limited trade securities) and all other assets are valued at market value as determined in good faith by the Trustees of the Trust. The market price of all the Trust's investments are added together, liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

Each day investment securities traded on a national securities exchange are valued at the noon sales price; securities traded in the over-the-counter market are valued at the last sale price as of 12:00 p.m. Eastern Time. Gold bullion is valued each day at 12:00 p.m. Eastern Time based on the New York spot gold price. Gold coins, foreign currencies, and foreign denominated securities for which market quotations are readily available are valued at the known bid prices as of 12:00 p.m. Eastern Time. Temporary cash investments are stated at cost. In the absence of a reliable market for a particular metal, security or currency, an investment therein will be valued at fair value as determined in good faith by the Trustees.

Redemption and Repurchase of Shares

Any shareholder may require the Trust to redeem his shares. The Trust also maintains a continuous offer to repurchase its shares. If a shareholder uses the services of a broker in selling his shares in the over-the-counter market, the broker may charge a reasonable fee for his service. Redemptions and repurchases will be made in the following manner:

1. A shareholder may mail or present a written request that the Trust redeem his shares to the Trust's transfer agent, Anchor Investment Management Corporation, at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. If a shareholder has share certificates, the investor should properly endorse them with signatures guaranteed in the manner described below and include them with the written request. The redemption price will be the net asset value next determined after the Trust receives the request and, if applicable, the certificates.

2. A shareholder's broker may present request for repurchase to the Trust. The repurchase price will be the net asset value next determined after Trust receives the request. If the broker receives the request before 12:00 p.m. Eastern Time and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 p.m. Eastern Time that day. If the broker receives the request after 12:00 p.m. Eastern Time, the repurchase price will be the net asset value determined as of 12:00 p.m. Eastern Time the following day. If an investor uses the services of a broker in having his shares repurchased, the broker may charge a reasonable fee for his services.

The Trust will pay for shares redeemed or repurchased within seven days after it receives the request and any required documents, properly endorsed. The signature(s) on the share certificate or request must be guaranteed by a commercial bank or trust company or by a member of the New York, American,

Pacific Coast, Boston or Chicago Stock Exchange. The Trust will not accept signature guarantees by a savings bank, or savings and loan association or notarization by a notary public.

To insure proper authorization, the Trust's transfer agent may request additional documents, including stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority or waiver of tax forms (required in some states from selling or exchanging estates before redeeming shares).

The right of redemption may be suspended or the payment date postponed at certain times. These include days when the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or for any period when an emergency (as defined by rules of the Commission) exists or during any period when the Commission has, by order, permitted a suspension. In case of a suspension of the right of redemption, a shareholder who has tendered a certificate for redemption or made a request for redemption through a broker may withdraw his request or certificate. Otherwise, he will receive payment of the net asset value determined next after the suspension has been terminated.

A shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time of redemption or repurchase.

Redemptions in Kind

Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Trust's shareholders, the Trust may pay for shares repurchased or redeemed partly or entirely in securities or other assets of the Trust taken at current values. If any such redemption in kind is to be made, the Trust intends to make an election pursuant to Rule 18(f)(1) under the Investment Company Act of 1940. This will require the Trust to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Trust's net assets at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). If payment is made in securities, the redeeming shareholder may incur brokerage costs in converting his securities to cash.

DISTRIBUTIONS

The Trust distributes any income dividends and any capital gain distributions in additional Common Shares, or, at the option of the shareholder, in cash. In accordance with his distribution option, a shareholder may elect (1) to receive both dividends and capital gain distributions in additional Common Shares or (2) to receive dividends in cash and capital gain distributions in additional Common Shares or (3) to receive both dividends and capital gain distributions in cash. A shareholder may change his distribution option at any time by notifying the transfer agent in writing. To be effective with respect to a particular dividend or distribution, the Trust's transfer agent must receive the new distribution option at least 30 days prior to the close of the fiscal year. All accounts with a cash dividend option will be changed to reinvest both dividends and capital gains automatically if the Trust's transfer agent determines that the address of record for the account is not current.

Dividends and capital gain distributions received in shares will be made to the Trust's transfer agent, as agent for the shareholder, and credited to the shareholder's Open Account in full and fractional shares computed at the record date closing net asset value.

Interest and dividends, and possible other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.

TAXES

General

The Trust intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as subsequently amended or reenacted. In order to so qualify, the Trust, must, among other things, do the following:
(i) derive at least 90% of its gross income from dividends, interest, payments as to certain securities loans and gains from the sale of securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year;
(iv) maintain at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities so that no more than 5% of its assets are invested in the securities of one issuer and it owns no more than 10% of the value of any issuer's voting securities; and (v) have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Trust controls and which are engaged in the same, similar or related trades and businesses. To the extent the Trust qualifies for treatment as a regulated investment company, the Trust will not be subject to Federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

Dividends paid by the Trust will generally not qualify for the dividends-received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.

The Trust will be subject to a nondeductible 4% excise tax in any calendar year to the extent that its fails to distribute at least 98% of its ordinary income for that calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year. In addition, to the extent that the Trust fails to distribute 100% of its ordinary and capital gain net income for any calendar year, the amount of the shortfall is subject to the excise tax unless distributed for the following calendar year. For a distribution to qualify as a distribution for a calendar year under the foregoing rules, the Trust must declare it before December 31 of the year and pay it before the following February 1. These distributions will be taxable to taxable shareholders in the year the distributions are declared rather than the year in which the distributions are received.

The Trust's foreign investments may be subject to foreign withholding taxes and other taxes at the source. The Trust will be entitled to claim a deduction for any foreign withholding taxes for federal income tax purposes. Any such taxes, however, will reduce the income available for distribution to shareholders.

Under the Interest and Dividend Compliance Act of 1983, the Trust will be required to withhold and remit to the U.S. Treasury 20% of the dividends and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreported dividends or interest income, or who fails to certify that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

PORTFOLIO SECURITY TRANSACTIONS

Decisions to buy and sell portfolio securities for the Trust are made pursuant to recommendations by the Trust's Investment Adviser. The Trust, through the Investment Adviser, seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. The Investment Adviser uses its best judgment in evaluating the terms of a transaction and will give consideration to various relevant factors, including the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission, if any.

The Trust expects that many broker-dealer firms will meet the foregoing criteria for a particular transaction. In selecting among the firms, the Trust, through the Investment Adviser, may give consideration to those firms which have sold, or are selling, shares of the Trust. In addition, the Investment Adviser may allocate Trust brokerage business on the basis of brokerage and research services and other information provided by broker-dealer firms, which may involve the payment of reasonable brokerage commissions in excess of those chargeable by other broker-dealer firms for effecting the same transactions. These brokerage and research services may be used for some of the Investment Adviser's other advisory accounts. The Investment Adviser may not use all of these services in managing the Trust. The term "brokerage and research services" includes services as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and the performance of account; and effecting securities transactions and performing related functions (such as clearance and settlement).

This policy of considering sales or shares of the Trust as one of the factors in the selection of broker-dealer firms to execute portfolio transactions, subject to the requirement of seeking best execution, is specifically permitted by a rule of the National Association of Securities Dealers, Inc. The rule also provides, however, that no member firm shall favor or disfavor the distribution of shares of any particular fund or group of funds on the basis of brokerage commissions received or expected by such firm from any source.

The Trust and one or more of the other investment companies or accounts for which the Investment Adviser or its affiliates services may occasionally engage in the purchase or sale of the same security at the same time. In this event, the Investment Adviser will usually average the price and allocate the amount of the security purchased or sold among the several clients or accounts in a manner deemed equitable to all. In some cases this system could have a detrimental effect on the price or volume of the security allocated to the Trust. In other cases, however, the ability to participate in volume transactions may produce better executions for the Trust.

To the extent consistent with the policy of seeking best price and execution, a portion of the Trust's portfolio transactions may be executed through the Trust's Distributor, which is an affiliate of the Investment Adviser. If this occurs, it will be on the basis of what management believes to be current information as to rates which are generally competitive with the rates available from other responsible brokers and the lowest rates, if any, currently offered by the Distributor.

During 1998, 1997 and 1996, the Trust paid commissions to broker-dealers of $28,848, $9,315 and $10,228. During 1998, 1997 and 1996 the Trust paid brokerage commissions of $17,563, $7,815 and $4,078 to the Distributor. For the year ended

December 31, 1998, the percentage of total commissions paid to the Distributor was 60.88%. During 1998, the Trust's purchases and sales of securities, exclusive of United States government securities and short-term notes, amounted to $2,385,679 and $9,072,941, respectively. Of these transactions, $287,531 in purchases and $7,617,829 in sales were effected through the Distributor.

The Trust's portfolio turnover rates were 49% for 1998 and 9% for 1997.

OTHER INFORMATION

Custodian, Transfer Agent and Dividend-Paying Agent

All securities, cash and other assets of the Trust are received, held in custody and delivered or distributed by the Trust's custodian bank, Investors Bank & Trust Company, Financial Products Services, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116. In cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that foreign securities may be legally held abroad. The Trust's custodian bank does not decide on purchases or sales of portfolio securities or the making of distributions. Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, serves as transfer agent and dividend-paying agent for the Trust.

Independent Public Accountants

For the fiscal year ending December 31, 1998, the Trust employed Livingston & Haynes, P.C., 40 Grove Street, Wellesley, Massachusetts 02181, to certify its financial statements and to prepare its federal and state income tax returns.

Registration Statement

This Statement of Additional Information does not contain all the information set forth in the Registration Statement and the exhibits and schedules relating thereto, which the Trust has filed with, and which are available at the Securities and Exchange commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to which reference is hereby made.

FINANCIAL STATEMENTS

The financial statements and related report of Livingston & Haynes, P.C., independent public accountants, contained in Anchor Resource and Commodity Trust's Annual Report to shareholders for the year ended December 31, 1998, are hereby incorporated by reference. A copy of the Trust's Annual Report may be obtained without charge by writing to Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, or by calling Anchor Investment Management Corporation at (508) 831-1171.

      PART C.           OTHER INFORMATION

Item 23.  Exhibits

Exhibit Number             Description of Exhibit

(1)                        Restated Declaration of Trust, as amended.
                           (Previously filed as Exhibit 1 to Amendment No. 1)

(2) By-Laws of the Registrant, as amended. (Previously filed as Exhibit 2 to Amendment No. 1)

(3)                        Not applicable.

(4) Specimen Certificates representing Common Shares of Beneficial Interest of the Registrant. (Previously filed as Exhibit 4 to Amendment No. 1)

(5)             p. 53      Investment    Advisory    Agreement    between   the
                           Registrant   and   Anchor   Investment    Management
                           Corporation.  (Previously  filed  as  Exhibit  5  to
                           Amendment No. 2)

(6) Distributor's Contract between the Registrant and Meeschaert & Co., Inc. (Previously filed as Exhibit 6 to Amendment No. 2)

(7)                        Not applicable.

(8)                        Custodian   Agreement  between  the  Registrant  and
                           Investors Bank & Trust Company. (Previously filed as Exhibit 8 to Amendment No. 1)

(9) Transfer Agency and Service Agreement between the Registrant and Anchor Investment Management Corporation. (Previously filed as Exhibit 9 to Amendment No. 1)

(10) Opinion and Consent of Counsel. (Previously filed as Exhibit 10 to Amendment No. 1)

(11)            p. 56      Consent of Independent Public Accountants.
                           (to be filed by Amendment prior to effectiveness)

(12)            p. 57      Trust's Annual Report to Shareholders,  December 31,
                           1998.
                           (to be filed by Amendment prior to effectiveness)

(13)                       Not applicable.

(14)                       Not applicable.

(15) Distribution Plan of the Registrant. (Previously filed as Exhibit 15 to Amendment No. 1)

(16)                       Not applicable.

(17)            p. 73      Power  of  Attorney,   dated  ______ __,   1999  and
                           Certified Resolutions.

(27)            p. 75      Financial Data Schedule

Item 24.....Persons Controlled by or Under Common Control with the Trust.

      ......Not applicable.

Item 25.....Indemnification.

            No amendment. The  information  was filed in Item 27 of Amendment
            No. 1.

Item 26.....Business and Other Connections of Investment Advisor.

            The information in the Statement of Additional Information under the caption of "Management-Investment Adviser" is hereby incorporated herein by reference thereto.

Item 27.....Principal Underwriters.

      (a) The Distributor currently acts as distributor for the following investment companies:

            Progressive Capital Accumulation Trust
            (formerly, Anchor Capital Accumulation Trust)
            S.E.C. file # 811-00972

            Anchor International Bond Trust
            S.E.C. file # 811-4644

            Anchor Strategic Assets Trust
            S.E.C. file # 811-5963

      (b)
             -------------------------------------------------------------------
             Name and Principal      Positions and        Positions and the
             Business Address        Officers with        Trust Offices
                                     Underwriter
             -------------------------------------------------------------------
             -------------------------------------------------------------------
             David Y. Williams       President and        President, Secretary
             579 Pleasant Street,    Director             and Director
             Suite 4
             Paxton, MA 01612
             -------------------------------------------------------------------
             -------------------------------------------------------------------
             Christopher Y. Williams Vice President and   Vice President and
             579 Pleasant Street,    Secretary            Assistant Secretary
             Suite 4
             Paxton, MA 01612
             -------------------------------------------------------------------
             -------------------------------------------------------------------
             Joseph C. Williams      Vice President and   Vice President and
             579 Pleasant Street,    Treasurer            Assistant Treasurer
             Suite 4
             Paxton, MA 01612
             -------------------------------------------------------------------

      (c)   Not applicable

Item 28.....      Location of Accounts and Records.

      Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules under that section include the Trust's

      Secretary, David Y. Williams; Registrant's Investment Advisor, Anchor Investment Management Corporation; and Registrant's custodian, Investors Bank & Trust Company. The address of the Trust's Secretary is 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. The address of the investment adviser and the transfer agent and dividend paying agent is 579 Pleasant St., Suite 4, Paxton, Massachusetts 01612. The address of the custodian is c/o Financial Product Services, 200 Clarendon St., 16th Floor, Boston, Massachusetts 02116.

Item 29.....Management Services.

            Not applicable.

Item 30.....Undertakings.

            Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Paxton and the Commonwealth of Massachusetts on the _____ day of February, 1999.

                                    ANCHOR RESOURCE AND COMMODITY TRUST

                                    By:   /s/  DAVID Y. WILLIAMS
                                          David Y. Williams, President

Pursuant to the Securities Act of 1933, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                      Date

/s/DAVID W.C. PUTNAM*      Chairman and Trustee       ________ ___, 1999
--------------------
David W. C. Putnam

/s/J. STEPHEN PUTNAM*      Treasurer (Principal       ________ ___, 1999
J. Stephen Putnam          Financial Officer)

/s/SPENCER H. LEMENAGER*   Trustee                    ________ ___, 1999
----------------------- -
Secretary and Trustee
Spencer H. LeMenager

/s/DAVID Y. WILLIAMS       President, Secretary       ________ ___, 1999
--------------------       and Trustee
David Y. Williams

/s/ERNIE BUTLER            Trustee                    ________ ___, 1999
---------------
Ernie Butler


*By:  PETER K. BLUME                                  ________ ___, 1999
      Peter K. Blume
      Attorney-in-Fact

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /x/

Pre-Effective Amendment No.                                          / /

Post-Effective Amendment No. 5                                       /x/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                            /x/

Amendment No. 6                                                      /x/


==============================================================================

                     ANCHOR RESOURCE AND COMMODITY TRUST

==============================================================================

                                   EXHIBITS

                              INDEX TO EXHIBITS
Exhibit Number             Description of Exhibit

(1)                        Restated Declaration of Trust, as amended.
                           (Previously filed as Exhibit 1 to Amendment No. 1)

(2) By-Laws of the Registrant, as amended. (Previously filed as Exhibit 2 to Amendment No. 1)

(3)                        Not applicable.

(4) Specimen Certificates representing Common Shares of Beneficial Interest of the Registrant. (Previously filed as Exhibit 4 to Amendment No. 1)

(5)             p. 53      Investment Advisory Agreement between the
                           Registrant and Anchor Investment Management
                           Corporation.

(6) Distributor's Contract between the Registrant and Meeschaert & Co., Inc. (Previously filed as Exhibit 6 to Amendment No. 2)

(7)                        Not applicable.

(8) Custodian Agreement between the Registrant and Investors Bank & Trust Company. (Previously filed as Exhibit 8 to Amendment No. 1)

(9) Transfer Agency and Service Agreement between the Registrant and Anchor Investment Management Corporation. (Previously filed as Exhibit 9 to Amendment No. 1)

(10) Opinion and Consent of Counsel. (Previously filed as Exhibit 10 to Amendment No. 1)

(11)            p. 56      Consent of Independent Public Accountants.
                           (to be filed by Amendment prior to effectiveness)

(12)            p. 57      Trust's Annual Report to Shareholders, December 31,
                           1998.
                           (to be filed by Amendment prior to effectiveness)

(13)                       Not applicable.

(14)                       Not applicable.

(15) Distribution Plan of the Registrant. (Previously filed as Exhibit 15 to Amendment No. 1)

(16)                       Not applicable.

(17)            p. 73      Power of Attorney, dated ______ __, 1999 and
                           Certified Resolutions.

(27)            p. 75      Financial Data Schedule